Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions and balances
Schedule of balances with related parties

The following entities are considered to be related parties to the Group:

Name of related parties	Relationship with the Group
People Better Limited (“People Better”)	A shareholder with significant influence over the Group
ZMI	Subject to common significant influence by one of the Company’s directors

The Group had the following balances with the major related parties:

	As of December 31,
	2023	2024
	RMB	RMB
Amounts due to related parties - non-current
Due to the Nominee Shareholders of Shanghai Zhixiang (Note 1)	1,000	1,000

The Group had the following transaction with the major related parties:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Purchase of power banks and cabinets from ZMI	18,306	—	—